UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Institutional Class : FSKXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,254,003,551
Number of Holdings	179
What did the Fund invest in?
(as of May 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.3
8-30	4.3
31-60	5.9
61-90	0.8
91-180	5.4
>180	11.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.9
Municipal Securities - 27.2
Tender Option Bond - 20.3
Commercial Paper - 3.2
Net Other Assets (Liabilities) - 14.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915888.101    1870-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund : FAYXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,254,003,551
Number of Holdings	179
What did the Fund invest in?
(as of May 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.3
8-30	4.3
31-60	5.9
61-90	0.8
91-180	5.4
>180	11.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.9
Municipal Securities - 27.2
Tender Option Bond - 20.3
Commercial Paper - 3.2
Net Other Assets (Liabilities) - 14.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915890.101    6960-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Premium Class : FSJXX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,254,003,551
Number of Holdings	179
What did the Fund invest in?
(as of May 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.3
8-30	4.3
31-60	5.9
61-90	0.8
91-180	5.4
>180	11.5

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.9
Municipal Securities - 27.2
Tender Option Bond - 20.3
Commercial Paper - 3.2
Net Other Assets (Liabilities) - 14.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915889.101    423-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Jersey Municipal Money Market Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Jersey Municipal Money Market Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 27.2%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.22% tender 1/15/2047 (b)(c)	300,000	300,000
New Jersey - 25.9%
Education - 2.1%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (d)	500,000	504,633
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (d)	1,135,000	1,139,405
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (c)(d)(e)	25,000,000	25,290,750
		26,934,788
Escrowed/Pre-Refunded - 0.1%
New Jersey St Gen. Oblig. 3.25% 6/1/2030 (Pre-refunded to 6/1/2025 at 100)	125,000	125,000
New Jersey St Gen. Oblig. 5% 6/1/2029 (Pre-refunded to 6/1/2025 at 100)	100,000	100,000
New Jersey St Gen. Oblig. 5% 6/1/2031 (Pre-refunded to 6/1/2025 at 100)	635,000	635,000
New Jersey St Gen. Oblig. 5% 6/1/2032 (Pre-refunded to 6/1/2025 at 100)	420,000	420,000
		1,280,000
General Obligations - 23.0%
Bergen County Improvement Authority Gen. Oblig. RAN Series 2024, 4% 10/16/2025	1,085,000	1,089,189
Burlington Cnty N J Gen. Oblig. BAN Series 2024A, 4.5% 6/18/2025	10,200,000	10,203,573
Burlington CO NJ Brf Com Lease Rev Gen. Oblig. BAN (Burlington Cnty N J Proj.) Series 2024C, 4.5% 8/5/2025	1,000,000	1,002,266
County of Monmouth NJ Gen. Oblig. BAN Series 2024, 5% 6/3/2025	10,300,000	10,301,164
County of Monmouth NJ Gen. Oblig. Series 2015C, 5% 7/15/2025	595,000	596,222
Cranford Township NJ Gen. Oblig. BAN 4.5% 7/18/2025	9,700,000	9,706,237
East Brunswick Twp N J Gen. Oblig. BAN Series 2024A, 4.5% 7/15/2025	17,000,000	17,028,623
Essex Cnty NJ Gen. Oblig. 5% 8/1/2025	800,000	801,894
Essex Cnty NJ Gen. Oblig. BAN Series 2024, 4.25% 7/10/2025	1,240,000	1,241,072
Essex Cnty NJ Gen. Oblig. Series 2022, 3% 8/15/2025	145,000	145,033
Essex Cnty NJ Impt Auth Lease Gen. Oblig. BAN Series 2024, 5% 6/18/2025	7,785,000	7,789,675
Essex Cnty NJ Impt Auth Rev (Essex Cnty NJ Proj.) Gen. Oblig. 5.5% 10/1/2025	210,000	211,749
Evesham Twp NJ Gen. Oblig. BAN Series 2024 A, 4% 9/16/2025	2,000,000	2,004,656
Freehold Township NJ BAN 4.5% 10/21/2025	7,125,000	7,150,754
Hazlet Twp NJ BAN 4% 11/6/2025 Series 2024 A	9,623,000	9,655,197
Hoboken NJ BAN 4% 3/10/2026	12,828,699	12,936,927
Hudson Cnty NJ BAN 4% 2/26/2026	15,130,000	15,271,006
Hudson Cnty NJ Impt Auth Lease Rev BAN 4% 3/12/2026	2,025,000	2,041,241
Hudson Cnty NJ Impt Auth Lease Rev BAN 4.5% 7/11/2025	1,610,000	1,612,133
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026 (e)	7,000,000	7,060,410
Lakewood NJ Tan Gen. Oblig. BAN Series 2024, 4% 12/18/2025	5,000,000	5,028,462
Livingston Township NJ Bond Gen. Oblig. BAN Series 2024, 4% 12/5/2025	11,107,900	11,167,116
Lyndhurst Twp NJ Gen. Oblig. BAN 3.75% 1/1/2026	18,382,000	18,474,022
Middlesex Cnty NJ Impt Auth Rv (Middlesex Cnty NJ Proj.) Series 2020, 5% 9/15/2025	400,000	402,023
Middlesex Cnty NJ Impt Auth Rv Series 2021, 5% 9/15/2025 (Middlesex Cnty NJ Guaranteed)	395,000	397,241
Monmouth Cnty NJ Impt Auth Rev BAN Series 2025, 4% 3/13/2026	5,486,000	5,532,884
Monmouth Cnty NJ Impt Auth Rev Series 2019A, 4% 8/1/2025 (County of Monmouth NJ Guaranteed)	185,000	185,361
Moorestown Twp NJ Gen. Oblig. BAN Series 2025, 4% 5/20/2026	12,900,000	13,000,332
Morris Township NJ Gen. Oblig. BAN Series 2024, 4% 9/25/2025	12,051,000	12,097,572
N Arlington NJ Ban Gen. Oblig. BAN 4.5% 8/1/2025	8,030,000	8,039,689
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 5.5% 9/1/2025	3,500,000	3,518,410
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2013 I, SIFMA Municipal Swap Index + 1.25%, 3.22% 9/1/2025 (b)(c)	600,000	599,351
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2014PP, 5% 6/15/2025	1,380,000	1,380,506
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2017 DDD, 5% 6/15/2025	210,000	210,129
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2025	435,000	438,315
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 5% 6/15/2025	500,000	500,239
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	360,000	362,992
New Jersey Eda St Lease Rev (New Jersey St Proj.) 4% 6/15/2025	440,000	440,084
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2015A, 5% 6/15/2025	485,000	485,296
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2025	300,000	301,301
New Jersey St Gen. Oblig. 5% 6/1/2025	10,230,000	10,230,000
New Jersey St Gen. Oblig. 5% 6/1/2025	250,000	250,000
New Jersey Trans Trust Fund Auth 5% 6/15/2025	810,000	810,528
New Jersey Trans Trust Fund Auth 5.75% 6/15/2025	4,395,000	4,399,184
New Jersey Trans Trust Fund Auth Series 2015AA, 5% 6/15/2025	1,680,000	1,681,053
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2025	5,000,000	5,057,963
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	3,595,000	3,597,232
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2025	200,000	200,054
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2025	140,000	141,002
North Brunswick Twp NJ Gen. Oblig. BAN Series 2024A, 5% 7/8/2025	6,425,000	6,435,894
Ocean City NJ Gen. Oblig. Series 2019, 4% 9/15/2025	130,000	130,450
Ocean City NJ Gen. Oblig. Series 2020, 4% 10/15/2025	460,000	461,355
Old Bridge Township New Jersey Gen. Oblig. BAN Series 2024, 4% 9/5/2025	3,000,000	3,006,605
Plainsboro Twp NJ Ban Gen. Oblig. BAN 4.25% 7/24/2025	11,000,000	11,014,216
Princeton NJ BAN 4% 2/19/2026	150,000	151,022
Rahway New Jersey Gen. Oblig. BAN 4.5% 7/24/2025	2,120,000	2,123,668
River Edge N J Gen. Oblig. BAN 4.5% 6/18/2025	9,000,000	9,002,824
Somerville NJ Gen. Oblig. BAN Series 2025 A, 4% 1/26/2026	6,434,000	6,468,683
Township of Monroe NJ/Middlesex County Gen. Oblig. Series 2019, 5% 6/1/2025	125,000	125,000
Verona Twp NJ Gen. Oblig. BAN Series 2024 B, 4% 10/22/2025	9,858,800	9,891,373
West Caldwell Twp NJ Gen. Oblig. BAN Series 2024, 4% 9/3/2025	10,923,325	10,946,484
		286,534,936
Health Care - 0.5%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (c)	4,395,000	4,400,294
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 5% 7/1/2025	1,035,000	1,036,537
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2025	500,000	500,871
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2025	535,000	535,798
		6,473,500
Housing - 0.2%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2018B, 3.4% 4/1/2026 (d)	2,335,000	2,326,174
TOTAL NEW JERSEY		323,549,398
New Jersey,New York - 0.3%
Transportation - 0.3%
Port Auth NY & NJ 5% 9/15/2025 (d)	900,000	903,756
Port Auth NY & NJ Series 193, 5% 10/15/2025 (d)	200,000	201,365
Port Auth NY & NJ Series 202, 5% 10/15/2025 (d)	100,000	100,583
Port Auth NY & NJ Series 246, 5% 9/1/2025 (d)	3,100,000	3,113,348
		4,319,052
TOTAL NEW JERSEY,NEW YORK		4,319,052
New Jersey,Non-state Specific - 1.0%
General Obligations - 1.0%
Mount Laurel Twp NJ Gen. Oblig. BAN 3.75% 12/16/2025	12,236,000	12,297,966
TOTAL MUNICIPAL SECURITIES (Cost $340,466,416)		340,466,416

Tender Option Bond - 20.3%
	Principal Amount (a)	Value ($)
Alaska - 0.0%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.25% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	200,000	200,000
Colorado - 0.1%
Colorado Health Facilities Auth Rev Participating VRDN Series 2023 017, 2.27% 12/1/2026 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,700,000	1,700,000
Georgia,New Jersey - 0.4%
New Jersey Edl Facilities Auth Rev Participating VRDN Series 2023 XL0470, 2% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	5,190,000	5,190,000
Illinois - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.27% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (c)(f)	300,000	300,000
Mississippi - 0.1%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.25% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	400,000	400,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.25% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	300,000	300,000
TOTAL MISSISSIPPI		700,000
Missouri - 0.0%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.25% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	300,000	300,000
New Jersey - 16.8%
Gloucester County Impt Auth Rev Participating VRDN Series 2024 XG0557, 2% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	1,660,000	1,660,000
Middlesex Cnty NJ Impt Auth Lease Rev Participating VRDN 2% 8/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	3,200,000	3,200,000
Middlesex Cnty NJ Impt Auth Lease Rev Participating VRDN Series 2023 XF3123, 1.98% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	15,000,000	15,000,000
Middlesex County Impt Auth Rutgers Univ Participating VRDN 2% 8/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	3,110,000	3,110,000
New Jersey Econ Dev Auth Participating VRDN 2% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,750,000	3,750,000
New Jersey Econ Dev Auth Participating VRDN Series 2015 XF1048, 2% 6/15/2040 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,985,000	8,985,000
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2340, 2% 9/1/2025 (Liquidity Facility Barclays Bank PLC) (c)(f)	750,000	750,000
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2393, 2% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,600,000	3,600,000
New Jersey Econ Dev Auth Participating VRDN Series 2017 XL0052, 2% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,100,000	1,100,000
New Jersey Econ Dev Auth Participating VRDN Series 2018 XF2538, 2% 6/15/2040 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,810,000	2,810,000
New Jersey Econ Dev Auth Participating VRDN Series 2020 XF2865, 2% 11/1/2044 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,500,000	4,500,000
New Jersey Econ Dev Auth Rev Participating VRDN 2% 6/15/2044 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,165,000	8,165,000
New Jersey Health Care Participating VRDN 3.08% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,985,000	7,985,000
New Jersey Higher Ed Student Assistance Auth Participating VRDN Series 2020 XF0957, 2.03% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (c)(d)(f)	715,000	715,000
New Jersey Hsg & Mtg Fin Agcy Multi Fam Rev Participating VRDN Series 2024 012, 2.22% 11/1/2027 (Liquidity Facility Barclays Bank PLC) (c)(f)	12,200,000	12,200,000
New Jersey Hsg & Mtg Fin Agcy Participating VRDN Series 2024 BAML6022, 3.15% 10/1/2057 (Liquidity Facility Bank of America, N.A.) (c)(f)	6,767,500	6,767,500
New Jersey St Hsg & Mtg Fin Agy Rev Participating VRDN 1.99% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,015,000	8,015,000
New Jersey St Hsg & Mtg Fin Agy Rev Participating VRDN Series 2019 XG0228, 2% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,965,000	4,965,000
New Jersey Trans Trust Fund Auth Participating VRDN 2% 6/15/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,300,000	6,300,000
New Jersey Trans Trust Fund Auth Participating VRDN 2% 6/15/2045 (Liquidity Facility Barclays Bank PLC) (c)(f)	9,295,000	9,295,000
New Jersey Trans Trust Fund Auth Participating VRDN 2% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,300,000	8,300,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.01% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	9,300,000	9,300,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2018 XG0205, 2% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (c)(f)	700,000	700,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2023 YX1283, 2% 6/15/2045 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,870,000	7,870,000
New Jersey Turnpike Authority Participating VRDN 2% 1/1/2052 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,880,000	7,880,000
New Jersey Turnpike Authority Participating VRDN 2% 1/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,400,000	10,400,000
New Jersey Turnpike Authority Participating VRDN 2.02% 1/1/2052 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	28,000,000	28,000,000
New Jersey Turnpike Authority Participating VRDN Series 2023 ZF3172, 2% 1/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	5,000,000	5,000,000
New Jersey Turnpike Authority Participating VRDN Series 2024 XG0569, 2% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	6,800,000	6,800,000
NJ Hsg & Mtg Fin Agy Multi Fam Rev Participating VRDN Series 2023 YX1314, 1.99% 11/1/2033 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	6,510,000	6,510,000
Union CO NJ Solid Waste Participating VRDN Series 2017 ZF2479, 1.98% 6/15/2041 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	5,845,000	5,845,000
TOTAL NEW JERSEY		209,477,500
New Jersey,New York - 2.7%
Port Auth NY & NJ Participating VRDN 2% 12/1/2048 (Liquidity Facility Citibank NA) (c)(d)(f)	1,800,000	1,800,000
Port Auth NY & NJ Participating VRDN 2.03% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	1,115,000	1,115,000
Port Auth NY & NJ Participating VRDN 2.04% 7/15/2036 (Liquidity Facility Toronto Dominion Bank NA) (c)(d)(f)	4,970,000	4,970,000
Port Auth NY & NJ Participating VRDN Series 2022 023, 3.08% 11/15/2035 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	4,565,000	4,565,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0377, 2.03% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	3,935,000	3,935,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0379, 2.03% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	1,640,000	1,640,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0394, 2.03% 7/15/2055 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	3,325,000	3,325,000
Port Auth NY & NJ Participating VRDN Series 2022 YX1178, 2.02% 7/15/2051 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	1,700,000	1,700,000
Port Auth NY & NJ Participating VRDN Series 2022 ZL0270, 2.02% 7/15/2055 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	600,000	600,000
Port Auth NY & NJ Participating VRDN Series 2023 XF1622, 2% 10/15/2047 (Liquidity Facility Bank of America, N.A.) (c)(f)	400,000	400,000
Port Auth NY & NJ Participating VRDN Series 2023 XF3184, 2% 11/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(f)	2,600,000	2,600,000
Port Auth NY & NJ Participating VRDN Series 2023 XG0471, 3.13% 11/1/2041 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)(f)	3,940,000	3,940,000
Port Auth NY & NJ Participating VRDN Series 2023 XG0526, 2.03% 12/1/2053 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	2,200,000	2,200,000
Port Auth NY & NJ Participating VRDN Series 2024 ZF1699, 2.03% 8/1/2047 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	1,000,000	1,000,000
TOTAL NEW JERSEY,NEW YORK		33,790,000
New York - 0.2%
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.25% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	2,100,000	2,100,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.25% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	200,000	200,000
Pennsylvania - 0.0%
Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.25% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	200,000	200,000
TOTAL TENDER OPTION BOND (Cost $254,157,500)		254,157,500

Variable Rate Demand Note - 34.9%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.25% 8/1/2036 VRDN (c)(d)	900,000	900,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.6% 8/1/2063 VRDN (c)(d)	3,000,000	3,000,000
TOTAL ALABAMA		3,900,000
Arkansas - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.25% 6/1/2028 VRDN (c)(d)	300,000	300,000
Florida - 1.8%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.05% 6/1/2045 VRDN (c)(d)	7,100,000	7,100,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.35% 12/1/2048 VRDN (c)(d)	200,000	200,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.05% 12/1/2046 VRDN (c)(d)	1,100,000	1,100,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.55% 12/1/2046 VRDN (c)(d)	300,000	300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.45% 5/1/2054 VRDN (c)(d)	7,300,000	7,300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.15% 5/1/2054 VRDN (c)(d)	6,250,000	6,250,000
TOTAL FLORIDA		22,250,000
Iowa - 0.0%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.25% 7/1/2038 VRDN (c)(d)	200,000	200,000
Kansas - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.4% 9/1/2035 VRDN (c)	300,000	300,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.4% 9/1/2035 VRDN (c)	100,000	100,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.5% 4/15/2032 VRDN (c)	1,100,000	1,100,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.5% 4/15/2032 VRDN (c)	500,000	500,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.5% 4/15/2032 VRDN (c)	100,000	100,000
TOTAL KANSAS		2,100,000
Kentucky - 0.3%
Daviess Cty KY Exempt Facs Rev (Kimberly-Clark Tissue Company Proj.) 2.5% 8/1/2029 (Kimberly-Clark Corp Guaranteed) VRDN (c)(d)	1,800,000	1,800,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.55% 7/1/2060 VRDN (c)(d)	325,000	325,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.55% 8/1/2061 VRDN (c)(d)	1,300,000	1,300,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.5% 8/1/2061 VRDN (c)(d)	100,000	100,000
TOTAL KENTUCKY		3,525,000
Nebraska - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.25% 6/1/2028 VRDN (c)(d)	100,000	100,000
New Jersey - 29.5%
Essex Cnty N J Impt Auth Multifamily Hsg Rev (Fern Preservation Urban Renewal Lp Proj.) 1.95% 12/1/2040, LOC Freddie Mac Non Gold Pool VRDN (c)	11,300,000	11,300,000
New Jersey Econom Dev Auth Rev (Cooper Health System Proj.) 1.95% 11/1/2038, LOC TD Bank NA VRDN (c)	49,340,000	49,340,000
New Jersey Health Care (Ahs Hospital Corp Proj.) 2.02% 7/1/2036, LOC Bank of America NA VRDN (c)	79,105,000	79,105,000
New Jersey Health Care (Ahs Hospital Corp Proj.) 2.02% 7/1/2036, LOC JPMorgan Chase Bank NA VRDN (c)	60,685,000	60,685,000
New Jersey Health Care (Virtua Health Proj.) 1% 7/1/2043, LOC TD Bank NA VRDN (c)	17,200,000	17,200,000
New Jersey Health Care (Virtua Health Proj.) 1.25% 7/1/2043, LOC TD Bank NA VRDN (c)	52,540,000	52,540,000
New Jersey Health Care (Virtua Health Proj.) 1.4% 7/1/2033, LOC Wells Fargo Bank NA VRDN (c)	33,755,000	33,755,000
New Jersey Health Care (Virtua Health Proj.) 2.1% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (c)	29,250,000	29,250,000
New Jersey Health Care (Virtua Health Proj.) 2.1% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (c)	8,205,000	8,205,000
Union Cnty Ind Pcf Auth Pcr (Exxon Capital Ventures Inc Proj.) 2.4% 7/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (c)	28,300,000	28,300,000
TOTAL NEW JERSEY		369,680,000
New Jersey,New York - 2.0%
Port Auth NY & NJ 2.02% 1/19/2027 VRDN (b)(c)(g)	6,400,000	6,400,000
Port Auth NY & NJ 2.02% 1/19/2027 VRDN (b)(c)(g)	4,400,000	4,400,000
Port Auth NY & NJ 2.02% 1/19/2027 VRDN (b)(c)(g)	3,100,000	3,100,000
Port Auth NY & NJ 2.05% 9/20/2025 VRDN (b)(c)(d)(g)	6,600,000	6,600,000
Port Auth NY & NJ 2.05% 9/20/2025 VRDN (b)(c)(d)(g)	4,800,000	4,800,000
TOTAL NEW JERSEY,NEW YORK		25,300,000
North Carolina - 0.5%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.65% 11/1/2033 VRDN (c)(d)	6,400,000	6,400,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.25% 4/1/2030 VRDN (c)(d)	300,000	300,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.25% 9/1/2028 VRDN (c)(d)	100,000	100,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.75% 3/1/2029 VRDN (c)(d)	1,500,000	1,500,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.75% 8/1/2029 VRDN (c)(d)	200,000	200,000
TOTAL SOUTH CAROLINA		2,100,000
Tennessee - 0.0%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 2.25% 9/1/2037 VRDN (c)(d)	50,000	50,000
Wyoming - 0.1%
Converse Cnty Wyo Environmenta Impt Rev (Pacificorp Proj.) Series 1995, 2.25% 11/1/2025 VRDN (c)(d)	500,000	500,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 3.25% 11/1/2025 VRDN (c)(d)	1,300,000	1,300,000
TOTAL WYOMING		1,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $437,705,000)		437,705,000

Commercial Paper - 3.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
New Jersey St Edl Facs Auth 2.7% 6/5/2025 CP (Cost $41,000,000)	2.70	41,000,000	41,000,000

Money Market Funds - 14.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $183,254,762)	2.43	183,219,286	183,254,762

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,256,583,678)	1,256,583,678
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,580,127)
NET ASSETS - 100.0%	1,254,003,551

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,000,000 or 2.3% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.25% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/24	200,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.25% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/25	300,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.25% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/04/24	400,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.25% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/24	300,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.25% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/25	2,100,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.25% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/02/25	200,000

Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.25% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/24	200,000

Port Auth NY & NJ 2.02% 1/19/2027 VRDN	2/14/92	6,400,000

Port Auth NY & NJ 2.02% 1/19/2027 VRDN	9/15/97	3,100,000

Port Auth NY & NJ 2.02% 1/19/2027 VRDN	8/09/02	4,400,000

Port Auth NY & NJ 2.05% 9/20/2025 VRDN	8/09/02	6,600,000

Port Auth NY & NJ 2.05% 9/20/2025 VRDN	9/15/95	4,800,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	145,006,573	236,141,081	197,892,892	2,116,652	-	-	183,254,762	183,219,286	4.4%
Total	145,006,573	236,141,081	197,892,892	2,116,652	-	-	183,254,762

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,073,328,916)	$1,073,328,916
Fidelity Central Funds (cost $183,254,762)	183,254,762

Total Investment in Securities (cost $1,256,583,678)		$1,256,583,678
Cash		20,394,908
Receivable for fund shares sold		667,749
Interest receivable		11,187,480
Distributions receivable from Fidelity Central Funds		359,039
Receivable from investment adviser for expense reductions		21,985
Other receivables		1,678
Total assets		1,289,216,517
Liabilities
Payable for investments purchased
Regular delivery	$335,349
Delayed delivery	32,351,160
Payable for fund shares redeemed	2,056,967
Distributions payable	178,328
Accrued management fee	208,584
Other affiliated payables	82,578
Total liabilities		35,212,966
Net Assets		$1,254,003,551
Net Assets consist of:
Paid in capital		$1,253,920,831
Total accumulated earnings (loss)		82,720
Net Assets		$1,254,003,551

Net Asset Value and Maximum Offering Price
Fidelity New Jersey Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($20,970,134 ÷ 20,975,527 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($576,995,559 ÷ 576,545,396 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($656,037,858 ÷ 655,289,602 shares)		$1.00
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Interest		$15,123,493
Income from Fidelity Central Funds		2,116,652
Total income		17,240,145
Expenses
Management fee	$1,222,074
Transfer agent fees	481,153
Independent trustees' fees and expenses	1,732
Miscellaneous	4,715
Total expenses before reductions	1,709,674
Expense reductions	(147,895)
Total expenses after reductions		1,561,779
Net Investment income (loss)		15,678,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,435
Total net realized gain (loss)		39,435
Net increase in net assets resulting from operations		$15,717,801
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,678,366	$34,077,795
Net realized gain (loss)	39,435	20,412
Net increase in net assets resulting from operations	15,717,801	34,098,207
Distributions to shareholders	(15,672,627)	(34,057,749)

Share transactions - net increase (decrease)	11,930,698	310,049,285
Total increase (decrease) in net assets	11,975,872	310,089,743

Net Assets
Beginning of period	1,242,027,679	931,937,936
End of period	$1,254,003,551	$1,242,027,679

Financial Highlights
Fidelity® New Jersey Municipal Money Market Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.014	.030	.027	.003
Net realized and unrealized gain (loss)	- C	(.001) D	- C	- C
Total from investment operations	.014	.029	.027	.003
Distributions from net investment income	(.014)	(.029)	(.027)	(.003)
Total distributions	(.014)	(.029)	(.027)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return E,F	1.20%	2.99%	2.76%	.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.42% I	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42 % I	.42%	.42%	.42% I
Expenses net of all reductions, if any	.42% I	.42%	.42%	.42% I
Net investment income (loss)	2.40% I	2.95%	2.73%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$20,970	$21,706	$9,456	$1,614

AFor the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® New Jersey Municipal Money Market Fund Institutional Class

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.032	.029	.008	- B	.005
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.032	.029	.008	- B	.005
Distributions from net investment income	(.015)	(.032)	(.029)	(.008)	- B	(.005)
Total distributions	(.015)	(.032)	(.029)	(.008)	- B	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.32%	3.22%	2.99%	.79%	.01%	.52%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20 % G	.20%	.20%	.18%	.10%	.20%
Expenses net of all reductions, if any	.20% G	.20%	.20%	.18%	.10%	.20%
Net investment income (loss)	2.62% G	3.17%	2.96%	1.01%	.01%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$576,996	$595,764	$401,895	$290,546	$209,900	$260,192

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® New Jersey Municipal Money Market Fund Premium Class

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.031	.028	.007	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.031	.028	.007	- B	.004
Distributions from net investment income	(.015)	(.031)	(.028)	(.007)	- B	(.004)
Total distributions	(.015)	(.031)	(.028)	(.007)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.27%	3.12%	2.89%	.72%	.01%	.44%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.27%	.10%	.27%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.27%	.10%	.27%
Net investment income (loss)	2.52% G	3.07%	2.86%	.92%	.01%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$656,038	$624,558	$520,586	$492,831	$127,495	$139,392

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity New Jersey Municipal Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New Jersey Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$1,256,583,678

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity New Jersey Municipal Money Market Fund	22,462.22
Institutional Class	143,002.05
Premium Class	315,689.10
	481,153

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Jersey Municipal Money Market Fund	6,200,000	6,750,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $144,353.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,542.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity New Jersey Municipal Money Market Fund
Distributions to shareholders
Fidelity New Jersey Municipal Money Market Fund	$245,744	$461,285
Institutional Class	7,482,600	15,780,049
Premium Class	7,944,283	17,816,415
Total	$15,672,627	$34,057,749
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity New Jersey Municipal Money Market Fund
Fidelity New Jersey Municipal Money Market Fund
Shares sold	13,124,699	40,405,756	$13,124,699	$40,405,756
Reinvestment of distributions	225,050	433,989	225,050	433,989
Shares redeemed	(14,086,390)	(28,584,576)	(14,086,390)	(28,584,576)
Net increase (decrease)	(736,641)	12,255,169	$(736,641)	$12,255,169
Institutional Class
Shares sold	375,462,649	786,451,896	$375,462,649	$786,451,896
Reinvestment of distributions	6,690,757	13,937,857	6,690,757	13,937,857
Shares redeemed	(400,918,409)	(606,569,783)	(400,918,409)	(606,569,783)
Net increase (decrease)	(18,765,003)	193,819,970	$(18,765,003)	$193,819,970
Premium Class
Shares sold	254,569,716	341,261,292	$254,569,716	$341,261,292
Reinvestment of distributions	7,376,961	16,682,506	7,376,961	16,682,506
Shares redeemed	(230,514,335)	(253,969,652)	(230,514,335)	(253,969,652)
Net increase (decrease)	31,432,342	103,974,146	$31,432,342	$103,974,146
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.850774.118
SNJ-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025